Notes Payable - Schedule of Debt (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	$ 639,416	$ 639,416
2025 Bridge Notes		207,750	$ 0
Total Notes Payable		639,416	548,137
Current Portion	(639,416)	(639,416)	(548,137)
Long-term portion		0	0
Kishon Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	$ 431,666	431,666	431,666
Finnegan Note 1 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross		0	51,765
Finnegan Note 2 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross		0	32,353
Finnegan Note 3 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross		$ 0	$ 32,353